Stockholders’ Equity (Deficit) - 10Q	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Stockholders’ Equity (Deficit)	Stockholders’ Equity (Deficit)
Common stock and pre-funded warrants
The Company is authorized to issue 450,000,000 shares of common stock with a par value of $0.000001 per share as of December 31, 2023.
At the effective time of the Reverse Merger on December 18, 2023, the Company issued an aggregate number of 10,472,635 shares of Company common stock to the Neurogene OpCo stockholders based on the Exchange Ratio, including those shares of Neurogene OpCo common stock issued upon the conversion of Neurogene OpCo preferred stock and those shares of the Neurogene OpCo Class A common stock issued in the Pre-Closing Financing, resulting in 12,823,665 shares of Company common stock being issued and outstanding immediately following the effective time of the Reverse Merger.
The Company has pre-funded warrants outstanding to purchase an aggregate of 4,063,361 shares of common stock as of December 31, 2023. The pre-funded warrants are exercisable at any time for an exercise price of $0.000001, except that the pre-funded warrants cannot be exercised by the holders if, after giving effect thereto, the holders would beneficially own more than 9.99% of the outstanding common stock, subject to certain exceptions. However, any holder may increase or decrease such percentage to any other percentage (not in excess of 19.99%) upon at least 61 days’ prior notice from the holder to the Company. The holders of the pre-funded warrants will not have the right to vote the shares underlying the pre-funded warrants on any matter except to the extent required by Delaware law. These warrants were classified as equity.
Class A and Class B Common stock
Prior to the effective time of the reverse merger, Class A and Class B common stock had the followings rights and privileges:
The holders of Neurogene OpCo Class A common stock were entitled to one vote for each share of Class A common stock held at all meetings of stockholders. Unless required by law, there was no cumulative voting. In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, after the payment of all preferential amounts required to be paid to the holders of shares of preferred stock, the remaining funds and assets available for distribution to the stockholders of the Company would have been distributed among the holders of shares of Class A and Class B common stock, pro rata basis based on the number of shares of Class A and Class B common stock held by each such holder.
Holders of shares of Class B common stock had rights to convert each share of Class B common stock held into one share of Class A common stock at their election, provided that, following the closing of any initial public offering (as defined above), the shares of the Class B common stock would have been converted into shares of Class A common stock unless such conversion would have resulted in a holder owning in excess of 4.99% of any class of securities.
Neurogene OpCo had reserved shares of common stock for future issuance as follows:

	December 31,
	2023	2022
Conversion of Series A-1 (1)	—	18,604,653
Conversion of Series A-2 (1)	—	13,291,208
Conversion of Series B (1)	—	74,405,719
Total conversion of preferred stock	—	106,301,580
Options outstanding	823,833	468,632
Shares available for future grant under the 2018 Equity Incentive Plan	—	315,548
Shares available for future grant under the 2023 Equity Incentive Plan	2,237,722	—
Total common stock reserved	3,061,555	107,085,760
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(1)The convertible preferred stock does not reflect the application of the 0.0756 Exchange Ratio.
Stockholders’ Equity (Deficit)
Common stock and pre-funded warrants
As of September 30, 2024, the Company is authorized to issue 450,000,000 shares of common stock with a par value of $0.000001 per share.
The Company has pre-funded warrants outstanding to purchase an aggregate of 3,959,954 shares of common stock as of September 30, 2024. The pre-funded warrants are exercisable at any time for an exercise price of $0.000001, except that the pre-funded warrants cannot be exercised by a holder if, after giving effect thereto, such holder would beneficially own more than 9.99% of the outstanding common stock, subject to certain exceptions. However, any holder may increase or decrease such percentage to any other percentage (not in excess of 19.99%) upon at least 61 days’ prior notice from the holder to the Company. The holders of the pre-funded warrants will not have the right to vote the shares underlying the pre-funded warrants on any matter except to the extent required by Delaware law. These warrants were classified as equity.
During the nine months ended September 30, 2024, 103,407 shares of common stock were issued upon the exercise of pre-funded warrants. Proceeds of the exercise to the Company were immaterial.
The Company had reserved shares of common stock for future issuance as follows:

	September 30, 2024	December 31, 2023
Unvested restricted stock units	477,613	–
Options outstanding	1,384,182	823,833
Shares available for future grant under the 2023 Equity Incentive Plan	1,468,403	2,237,722
Total common stock reserved	3,330,198	3,061,555